Regulatory Capital	9 Months Ended
Jul. 31, 2024
Regulatory Capital [Abstract]
Regulatory Capital
NOTE 22: REGULATORY CAPITAL
The Bank manages its capital under guidelines

established by OSFI. The regulatory

capital guidelines measure capital in relation

to credit, market, and operational
risks. The Bank has various capital policies,

procedures, and controls which it utilizes

to achieve its goals and objectives. The Bank

is designated as a domestic
systemically important bank (D-SIB) and

a global systemically important bank (G-SIB).
Canadian banks designated as D-SIBs are required

to comply with OSFI’s minimum targets for risk-based

capital and leverage ratios. The minimum

targets
include a D-SIB surcharge and Domestic Stability

Buffer (DSB) for Common Equity Tier 1 (CET1), Tier 1, Total Capital and risk-based Total Loss Absorbing
Capacity (TLAC) ratios. The DSB level

was increased to
3.5
% as of November 1, 2023, which sets these

minimum target ratios at
11.5%, 13.0%, 15.0 % and
25.0
%, respectively. The OSFI target includes the greater of the

D-SIB or G-SIB surcharge, both of which

are currently
1 % for the Bank. On February 1, 2023,
OSFI announced revisions to the Leverage

Requirements Guideline to introduce a requirement

for D-SIBs to hold a leverage ratio buffer of
0.50 % in addition to the
existing minimum requirement. This sets

the minimum targets for leverage and TLAC

leverage ratios at
3.5 % and 7.25
%, respectively.

The Bank complied with all minimum risk-based

capital and leverage ratio requirements

set by OSFI in the nine months ended July

31, 2024.

The following table summarizes the Bank’s regulatory

capital positions as at July 31, 2024 and October

31, 2023.
The impact to CET1 capital upon adoption

of IFRS 17 is immaterial to the Bank.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
July 31 October 31

2024 2023
Capital
Common Equity Tier 1 Capital $ 78,377 $ 82,317
Tier 1 Capital 88,898 92,752
Total Capital 99,481 103,648
Risk-weighted assets used in the calculation

of capital ratios
610,482 571,161
Capital and leverage ratios
Common Equity Tier 1 Capital ratio 12.8% 14.4%
Tier 1 Capital ratio 14.6 16.2
Total Capital ratio 16.3 18.1
Leverage ratio 4.1 4.4
TLAC Ratio 29.1 32.7
TLAC Leverage Ratio 8.3 8.9